Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 — SUBSEQUENT EVENTS

1.      On August 2, 2024, the Company closed its initial public offering of 1,600,000 shares of common stock at a public offering price of $4.00 per share, raising gross proceeds of $6.4 million.

2.      The Convertible Notes automatically converted upon consummation of the Company’s initial public offering into 13,293,534 shares of the Company’s common stock. The conversion consisted of $16,786,520 in principal and $2,639,929 of accrued interest, equaling total debt of $19,426,449 as of August 2, 2024.

3.      On October 31, 2024, the Company entered into the ELOC Purchase Agreement with the Investor, pursuant to which the Company will have the right, but not the obligation, to sell to the Investor, and the Investor will have the obligation to purchase from the Company, up to $15,000,000 worth of the Company’s shares of common stock, at the Company’s sole discretion, over the next 24 months. On October 31, 2024, the Company also entered into the ELOC Registration Rights Agreement with the Investor, pursuant to which the Company agreed to file the registration statement of which this prospectus forms a part in order to register the resale by the Investor of the sales covered by the ELOC Purchase Agreement.

NOTE 9 — SUBSEQUENT EVENTS

1.      On June 4, 2024, the Company filed a certificate of amendment to its third amended and restated certificate of incorporation to effectuate a 1-for-2 reverse stock split of the Company’s outstanding shares of common stock, effective upon such filing. The par value and authorized shares of the Company’s common stock were not adjusted as a result of the reverse stock split. No fractional shares were issued in connection with the reverse stock split as all fractional shares were rounded up to the nearest whole share. All share and per share amounts have been retroactively restated for all periods presented to reflect the reverse stock split.